SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Sit Small Cap Dividend Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 98.2%

Commercial Services - 4.5%
Booz Allen Hamilton Holding Corp.	3,200	349,664
Brink’s Co.	1,825	132,568
Colliers International Group, Inc.	2,050	195,262
FTI Consulting, Inc. *	600	107,046
World Kinect Corp.	5,850	131,216

		915,756

Communications - 0.7%
Iridium Communications, Inc.	3,275	148,980

Consumer Durables - 1.7%
MDC Holdings, Inc.	4,050	166,982
National Presto Industries, Inc.	750	54,345
YETI Holdings, Inc. *	2,700	130,194

		351,521

Consumer Non-Durables - 1.6%
Crocs, Inc. *	2,100	185,283
Sensient Technologies Corp.	2,450	143,276

		328,559

Consumer Services - 2.8%
Nexstar Media Group, Inc.	2,250	322,583
Vail Resorts, Inc.	1,100	244,079

		566,662

Electronic Technology - 6.2%
Coherent Corp. *	2,450	79,968
Entegris, Inc.	991	93,065
MKS Instruments, Inc.	3,275	283,418
Monolithic Power Systems, Inc.	1,200	554,400
Power Integrations, Inc.	3,400	259,454

		1,270,305

Energy Minerals - 5.1%
Northern Oil & Gas, Inc.	13,125	528,019
Oasis Petroleum, Inc.	3,210	520,244

		1,048,263

Finance - 24.1%
Air Lease Corp.	6,675	263,062
American Financial Group, Inc.	1,000	111,670
Artisan Partners Asset Management, Inc.	6,300	235,746
Axis Capital Holdings, Ltd.	6,300	355,131
Broadstone Net Lease, Inc.	11,800	168,740
Cadence Bank	9,450	200,529
Carlyle Group, Inc.	8,075	243,542
CNO Financial Group, Inc.	14,000	332,220
CubeSmart	5,250	200,182
Essential Properties Realty Trust, Inc.	10,050	217,381
Evercore Partners, Inc.	1,900	261,972
H&E Equipment Services, Inc.	6,750	291,533
Hannon Armstrong Sust. Inf. Cap., Inc.	4,825	102,290
Hanover Insurance Group, Inc.	2,500	277,450
Hercules Capital, Inc.	7,725	126,844
Horace Mann Educators Corp.	3,625	106,503
Old National Bancorp	20,675	300,615
Physicians Realty Trust	11,250	137,137
Piper Sandler Cos.	1,450	210,700
PotlatchDeltic Corp.	2,810	127,546

Name of Issuer	Quantity	Fair Value ($)

Provident Financial Services, Inc.	12,400	189,596
Stifel Financial Corp.	6,000	368,640
Western Alliance Bancorp	2,100	96,537

		4,925,566

Health Services - 5.9%
Addus HomeCare Corp. *	3,650	310,943
Encompass Health Corp.	4,200	282,072
Patterson Cos., Inc.	7,325	217,113
Tenet Healthcare Corp. *	5,900	388,751

		1,198,879

Health Technology - 6.8%
AtriCure, Inc. *	5,500	240,900
Bio-Techne Corp.	1,300	88,491
Halozyme Therapeutics, Inc. *	5,225	199,595
Inmode, Ltd. *	6,250	190,375
Intellia Therapeutics, Inc. *	4,050	128,061
Lantheus Holdings, Inc. *	1,800	125,064
Seres Therapeutics, Inc. *	40,625	96,688
STERIS, PLC	975	213,934
Twist Bioscience Corp. *	2,450	49,637
Vericel Corp. *	1,700	56,984

		1,389,729

Industrial Services - 8.1%
DT Midstream, Inc.	3,050	161,406
EMCOR Group, Inc.	1,850	389,221
KBR, Inc.	10,775	635,079
MYR Group, Inc. *	1,400	188,664
TechnipFMC, PLC	14,150	287,811

		1,662,181

Non-Energy Minerals - 3.7%
AZEK Co., Inc. *	5,700	169,518
Commercial Metals Co.	3,950	195,169
Eagle Materials, Inc.	1,575	262,269
MP Materials Corp. *	6,600	126,060

		753,016

Process Industries - 5.3%
Avient Corp.	2,125	75,055
Cabot Corp.	1,550	107,368
Huntsman Corp.	4,650	113,460
Olin Corp.	7,625	381,098
Silgan Holdings, Inc.	6,650	286,682
Stepan Co.	1,525	114,329

		1,077,992

Producer Manufacturing - 11.4%
AGCO Corp.	1,350	159,678
AZZ, Inc.	3,650	166,367
Belden, Inc.	3,175	306,546
Carlisle Cos., Inc.	775	200,927
Crane Co.	3,275	290,951
Crane NXT Co.	3,275	181,992
Donaldson Co., Inc.	2,675	159,537
EnPro Industries, Inc.	2,050	248,440
Hubbell, Inc.	850	266,398
Lincoln Electric Holdings, Inc.	1,075	195,424
Regal Rexnord Corp.	1,042	148,881

		2,325,141

SEPTEMBER 30, 2023	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Sit Small Cap Dividend Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Retail Trade - 2.8%
Boot Barn Holdings, Inc. *	3,475	282,135
Casey’s General Stores, Inc.	1,025	278,308

		560,443

Technology Services - 2.6%
Altair Engineering, Inc. *	1,725	107,916
Globant SA *	1,625	321,506
nCino, Inc. *	3,100	98,580

		528,002

Transportation - 3.5%
Knight-Swift Transportation Holdings, Inc.	3,700	185,555
Marten Transport, Ltd.	8,450	166,549
TFI International, Inc.	2,875	369,179

		721,283

Utilities - 1.4%
Black Hills Corp.	1,675	84,739
Chesapeake Utilities Corp.	1,975	193,056

		277,795

Total Common Stocks (cost: $15,716,516)		20,050,073

Short-Term Securities - 2.1%
Fidelity Inst. Money Mkt. Gvt. Fund, 5.27% (cost $435,434)	435,434	435,434

Total Investments in Securities - 100.3% (cost $16,151,950)		20,485,507

Other Assets and Liabilities, net - (0.3)%		(69,245)

Net Assets - 100.0%		$20,416,262

* Non-income producing security.

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of September 30, 2023 is as follows:

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks**	20,050,073	—	—	20,050,073
Short-Term Securities	435,434	—	—	435,434

Total:	20,485,507	—	—	20,485,507

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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